Derivative Financial Instruments (Details)		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Oct. 14, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Aug. 24, 2020 $ / shares
Derivative Financial Instruments
Number of units issued | shares | shares			50,000,000		50,000,000
Warrant exercise price		$ 11.50	$ 11.50		$ 0.01
Restriction to transfer sponsor warrants			The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees (except as set forth in Note 4 above in “- Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00”).		The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees.
Warrants redemption description			the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders		the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 value per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Warrant exercisable term, after the completion of the Business Combination					30 days
Warrant exercisable term, from the closing of the public offering					12 months
Warrant liability | $		$ 74,840,000	$ 74,840,000		$ 55,720,000
Change in fair value of warrant derivative liability | $		$ (30,330,000)	$ (19,120,000)	$ 0	$ (27,690,000)	$ 0
Public Offering
Derivative Financial Instruments
Number of units issued | shares | shares	50,000,000		50,000,000		50,000,000
Price per unit	$ 10.00
Warrant Convertible Ratio	0.33
Private placement
Derivative Financial Instruments
Aggregate warrants | shares	8,000,000
Warrant exercise price	$ 1.50
Proceeds from warrants outstanding | $	$ 12,000,000
Class A common stock
Derivative Financial Instruments
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Redemption price per public warrant (in dollars per share)			0.361
Warrant exercise price					$ 11.50
Class A common stock | Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
Derivative Financial Instruments
Redemption price per public warrant (in dollars per share)			$ 10.00
Class A common stock | Public Offering
Derivative Financial Instruments
Common stock par value (in dollars per share)	$ 0.0001
Class A common stock | Private placement
Derivative Financial Instruments
Number of units issued | shares | shares			37,500,000
Common stock par value (in dollars per share)		$ 10.00	$ 10.00
Public Warrants
Derivative Financial Instruments
Warrant Convertible Ratio			1
Aggregate warrants | shares		16,666,667	16,666,667		16,666,667
Warrant exercise price		$ 11.50	$ 11.50
Warrant exercisable term, after the completion of the Business Combination			30 days
Warrant exercisable term, from the closing of the public offering			12 months
Warrant liability | $		$ 45,000,000	$ 45,000,000		$ 37,000,000
Public Warrants | Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
Derivative Financial Instruments
Redemption price per public warrant (in dollars per share)			$ 0.10
Public Warrants | Public Offering
Derivative Financial Instruments
Warrant liability | $	$ 18,830,000
Sponsor Warrants
Derivative Financial Instruments
Aggregate warrants | shares		8,000,000	8,000,000		8,000,000
Warrant liability | $		$ 29,840,000	$ 29,840,000		$ 18,720,000
Sponsor Warrants | Public Offering
Derivative Financial Instruments
Warrant liability | $	$ 9,200,000